Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (18,746,645)	€ (13,408,411)	€ (6,080,098)
Pension charges	(1,156,028)	(803,460)	(251,667)
Other social security charges	(1,880,767)	(1,258,275)	(493,857)
Share-based payments	(10,663,226)	(11,349,200)	(8,196,387)
Total	€ (32,446,666)	€ (26,819,346)	€ (15,022,010)